Borrowings - Summary of types of Borrowings both Current and Non-current (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	£ 6,414	£ 6,365
Short-term bank loans, overdrafts and commercial paper [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	779	686
Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,508	2,422
Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	342	360
Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,552	2,652
Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	233	245
Within 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,060	1,392
Within 1 year [member] | Short-term bank loans, overdrafts and commercial paper [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	779	686
Within 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	716	614
Within 1 year [member] | Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	93	92
Within 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	472
More than 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	4,354	4,973
More than 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	1,792	1,808
More than 1 year [member] | Lease liabilities [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	249	268
More than 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	2,080	2,652
More than 1 year [member] | Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total	£ 233	£ 245